Changes in Business and Other Matters (Tables)	12 Months Ended
Dec. 31, 2011
Effects Of Acquisitions In Consolidated Financial Position

2011	HKCC	Pipeline Equity Interests	Texon		East Boston Terminal	Total
Increase in:
Current assets	$8	$3	$24		$17	$52
Properties, plants and equipment	64	178	7		63	312
Deferred charges and other assets	8 *	—	197	**	—	205
Current liabilities	(4)	(5)	(6)		—	(15)
Deferred income taxes	(23)	(60)	—		—	(83)
Other deferred credits and liabilities	(1)	(1)	—		(7)	(9)
Sunoco, Inc. shareholders’ equity	—	(6)	—		—	(6)
Noncontrolling interests	—	(20)	—		—	(20)
Decrease in:
Investments and long-term receivables	—	(3)	—		—	(3)

	52	86	222		73	433
Contingent consideration	(14)	—	—		—	(14)

Cash paid for acquisitions, net of cash received	$38	$86	$222		$73	$419

*	Includes $6 million allocated to goodwill.
**	Includes $183 million attributable to customer contracts and the associated shipping rights which are being amortized over 10 years and $14 million allocated to goodwill.

2010	Texon	Pipeline Equity Interests	Retail Marketing Sites	Total
Increase in:
Current assets	$14	$8	$1	$23
Properties, plants and equipment	1	471	24	496
Deferred charges and other assets*	137	—	—	137
Deferred income taxes	—	(186)	—	(186)
Sunoco, Inc. shareholders’ equity	—	(37)	—	(37)
Noncontrolling interests	—	(149)	—	(149)
Decrease in:
Current liabilities	—	10	—	10
Investments and long-term receivables	—	(26)	—	(26)

Cash paid for acquisitions, net of cash received	$152	$91	$25	$268

*Consists	of $90 million allocated to patents and customer contracts and $47 million allocated to goodwill.

Schedule Of Assets And Liabilities

Current assets	$412
Properties, plants and equipment, net	1,487
Deferred charges and other assets	82

Total assets	1,981
Current liabilities	(281)
Long-term debt	(723)
Retirement benefit liabilities	(50)
Deferred income taxes	(325)
Other deferred credits and liabilities	(66)

Total liabilities	(1,445)
Noncontrolling interest	(150)

Net investment	$386

Income (loss) From Discontinued Operations

The following table summarizes income (loss) from discontinued operations attributable to Sunoco, Inc. shareholders recognized during 2011, 2010 and 2009 (in millions of dollars):

	2011*	2010	2009
Income (loss) before income tax expense (benefit)	$(193)	$75	$289
Income tax expense (benefit)	(87)	(54)	42

Income (loss) from discontinued operations	(106)	129	247
Less: Income from discontinued operations attributable to noncontrolling interests	—	8	22

Income (loss) from discontinued operations attributable to Sunoco, Inc. shareholders	$(106)	$121	$225

*	Includes an $18 million gain ($11 million after tax) attributable to a partial settlement of a retained low sulfur diesel credit liability related to the discontinued Tulsa refining operations.

Schedule Of Income (Loss) From Discontinued Operations Includes In Net Gain (Loss) On Divestment

	2011		2010		2009
	Pretax	After tax	Pretax	After tax	Pretax	After tax
Provision attributable to discontinued phenol operations	$(287)	$(171)	$—	$—	$—	$—
Gain on sale of discontinued phenol operations	13	8	—	—	—	—
Loss on sale of discontinued polypropylene operations	—	(4)	(169)	(44)	—	—
Gain on sale of Tulsa refinery*	—	—	—	—	70	41

	$(274)	$(167)	$(169)	$(44)	$70	$41

*In	2008, Sunoco recognized a $160 million provision ($95 million after tax) attributable to the discontinued Tulsa refining operations.

Schedule Of Assets Held For Sale

Inventories:
Crude oil	$92
Petroleum and chemical products	14
Materials, supplies and other	12

Total inventories	118
Properties, plants and equipment, net	895
Deferred charges and other assets	16

$1,029

Provision Of Asset Write-Downs And Other Matters

	2011		2010		2009
	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Philadelphia and Marcus Hook refineries*	$2,611	$1,549	$—	$—	$—	$—
Eagle Point refinery	5	3	57	34	476	284
Business improvement initiatives	13	8	68	40	169	100
MTBE coverage settlement	—	—	(16)	(9)	—	—
Other	—	—	—	—	42	23

	$2,629	$1,560	$109	$65	$687	$407

Changes In Liability For Employee Terminations And Other Exit Costs

	2011	2010	2009
Balance at beginning of period	$79	$68	$12
Additional accruals	249	61	114
Payments charged against the accruals	(34)	(50)	(58)

Balance at end of period	$294	$79	$68